As filed with the Securities and Exchange Commission on May 30, 2023
1933 Act Registration No. 333-248990
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 359
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln MoneyGuard Market Advantage®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2022 was filed March 24, 2023.
It is proposed that this filing will become effective:
/X/
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2023 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2023 pursuant to paragraph (a)(1) of Rule 485.
/ /
This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment No. XX (File No. ________) filed on XX XX, 2023. Such new effective date shall be XX XX, 2023.

Part A
The Prospectus for the Lincoln MoneyGuard Market Advantage® variable life insurance contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-248990) filed on April 20, 2023.
Part B
The Statement of Additional Information for the Lincoln MoneyGuard Market Advantage® variable life insurance contract, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-248990) filed on April 20, 2023.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2012, Lincoln VULONE 2014, Lincoln VULONE 2019, Lincoln VULONE 2021, Lincoln AssetEdge® VUL, Lincoln AssetEdge® Exec VUL, Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015, Lincoln AssetEdge® VUL 2019, Lincoln AssetEdge® Exec VUL 2019, Lincoln AssetEdge® VUL 2019-2, Lincoln AssetEdge® Exec VUL 2019-2, Lincoln AssetEdge® VUL 2020, Lincoln AssetEdge® Exec VUL 2020, Lincoln AssetEdge® VUL 2022, Lincoln AssetEdge® VUL 2022-2, Lincoln VULCV-IV, Lincoln VULDB-IV, Lincoln LifeGoalsSM,

Lincoln MoneyGuard Market Advantage®

Supplement dated May 30, 2023

Supplement to the Statement of Additional Information dated May 1, 2023

We recently adjusted The Company’s 2022 and 2021 GAAP financial statements to reflect the adoption of the Financial Accounting Standards Board Accounting Standards Update 2018-12, relating to Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI). Please refer to our adjusted GAAP financial statements for additional information. No action with respect to your Policy is required on your part. The adjusted 2022 and 2021 GAAP financial statements do not change your Policy's benefits, values or guarantees.

The Company’s audited adjusted financial statements are incorporated into this SAI by reference to Lincoln Life’s most recent Form N-VPFS/A ("Form N-VPFS/A") filed with the SEC on May 24, 2023. We also recently filed a Form 8-K with the SEC, which does contain these adjusted financial statements and other information. You can review our Form 8-K on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

The December 31, 2022 financial statements of the Separate Account remain unchanged and are incorporated into this SAI by reference to Form N-VPFS (“Form N-VPFS") filed with the SEC on April 5, 2023.

Please retain this Supplement for future reference.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
a)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
b)
Not applicable.
c)
(1)
Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)
Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)
Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)
Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)
Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
d)
(1)
Policy ICC20-MGV892 incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(2)
Policy Amendment ICC22AMD-7102 incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
(3)
Policy Specification Pages ICC20-MGV892-1 incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(4)
Policy Specification Pages ICC22-MGV892-2 incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
(5)
Long-Term Care Benefits Rider (ICC20LTCBR-892) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(6)
Long-Term Care Benefits Rider – Amendment (AMD-7096) incorporated herein by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-248990) filed on September 9, 2021.
(7)
Long-Term Care Benefits Rider – Amendment (ICCAMD-7108) incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
(8)
Value Protection Rider (ICC20VPR-892) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(9)
Benefit Transfer Rider (ICC22BTR-895) incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
e)
(1)
Application ICC20MGF12091A incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-248990) filed on September 23, 2020.
f)
(1)
Articles of Incorporation of The National Lincoln Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)
Bylaws of The National Lincoln Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
g)
Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
h)
Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(1)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(2)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(3)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(5)
MFS Variable Insurance Trust II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)
Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)
Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(7)
Putnam Variable Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 7 incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
i)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
j)
Not applicable.
k)
Opinion and Consent of Jassmin McIver-Jones, Esquire filed herein.
l)
Not applicable.
m)
Not applicable.
n)
(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 12 on Form N-6 (File No. 333-248990) filed on April 20, 2023.
o)
Not applicable.
p)
Not applicable.
q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.

Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President and Chief Accounting Officer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Senior Vice President and Treasurer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (incorporated by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.)
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life &

Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Shantanu Mishra*	Senior Vice President and Treasurer
William A. Nash***	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal Business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal Business address is 1301 South Harrison Street, Fort Wayne, IN 46802
***Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c)
N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No.: 13 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 22nd day of May, 2023 at 10:51 am.

Lincoln Life Flexible Premium Variable Life Account M (Registrant)

/s/ Michael Hamilton
By
Michael Hamilton
Vice President, MoneyGuard Business Management
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Depositor)

/s/ Michael Hamilton
By
Michael Hamilton
Vice President, MoneyGuard Business Management

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No: 13 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) has been signed below on May 22, 2023 at 11:31 am, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title

*/s/Ellen G. Cooper
Ellen G. Cooper	President and Director

*/s/Christopher M. Neczypor
Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director

*/s/Craig T. Beazer
Craig T. Beazer	Executive Vice President, General Counsel and Director

*/s/Eric B. Wilmer
Eric B. Wilmer	Assistant Vice President and Director

*/s/Jayson R. Bronchetti
Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director

*/s/Adam M. Cohen
Adam M. Cohen	Senior Vice President and Chief Accounting Officer

/s/Jassmin McIver-Jones
* By:
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement